Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2016
Taxes on Income [Abstract]
Summary of reduced flat tax rate
Tax Year	Development Region “A”	Other Areas within Israel

2011-2012	10%	15%

2013	7%	12.5%

2014 and thereafter	9%	16%

Summary of income tax examinations
		December 31
		2 0 1 6	2 0 1 5
		U.S. dollars in thousands
1)	Provided in respect of the following:

	Research and development expenses	$51	$54
	Carryforward tax losses	1,867	1,494
	Other	44	187
	Less - valuation allowance	(1,867)	(1,494)
		$95	$241

Schedule of taxes on income included in statements of operations

	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

Current:
In Israel	$945	$1,283	$1,473
Outside Israel	78	99	94
	1,023	1,382	1,567
Taxes in respect of previous years	-	(52)	-
Deferred taxes in Israel	146	(46)	101
	$1,169	$1,284	$1,668

Schedule of reconciliation of theoretical tax expense
	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$5,372	$6,302	$7,151

Theoretical tax expense	1,343	1,670	1,895
Less - tax benefits arising from approved enterprise status, see a. above	(208)	(271)	(401)
	1,135	1,399	1,494
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	42	42	22
Taxes in respect of previous years	-	(52)	-
Changes in valuation allowance	373	(747)	62
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(381)	642	90
Taxes on income for the reported years:	$1,169	$1,284	$1,668

* As follows:
Taxable in Israel	$4,406	$5,346	$6,145
Taxable outside Israel	966	956	1,006
	$5,372	$6,302	$7,151